Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	February 2018
Distribution Date	03/15/18
Transaction Month	38
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$123,737,123.80	0.9649624	$107,973,043.40	0.8420264	$15,764,080.40
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$208,157,123.80	0.1664392	$192,393,043.40	0.1538344	$15,764,080.40

Weighted Avg. Coupon (WAC)	3.16%		3.17%
Weighted Avg. Remaining Maturity (WARM)	22.79		21.97
Pool Receivables Balance	$232,202,657.25		$215,970,954.54
Remaining Number of Receivables	35,046		34,161

Adjusted Pool Balance	$227,058,818.99		$211,294,738.59

III. COLLECTIONS

Principal:
Principal Collections	$15,862,606.32
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$299,519.17
Total Principal Collections	$16,162,125.49

Interest:
Interest Collections	$598,374.90
Late Fees & Other Charges	$40,221.27
Interest on Repurchase Principal	$-
Total Interest Collections	$638,596.17

Collection Account Interest	$14,381.25
Reserve Account Interest	$2,964.73
Servicer Advances	$-

Total Collections	$16,818,067.64

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	February 2018
Distribution Date	03/15/18
Transaction Month	38
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$16,818,067.64
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$16,818,067.64

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$193,502.21	$-	$193,502.21	$193,502.21
	Collection Account Interest					$14,381.25
	Late Fees & Other Charges					$40,221.27
Total due to Servicer						$248,104.73

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$141,266.55		$141,266.55

	Total Class A interest:		$141,266.55		$141,266.55	$141,266.55

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

	Available Funds Remaining:					$16,275,858.36

9.	Regular Principal Distribution Amount:					$15,764,080.40

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$15,764,080.40
	Class A Notes Total:		$15,764,080.40		$15,764,080.40
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$15,764,080.40		$15,764,080.40

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					511,777.96

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,143,838.26
Beginning Period Amount	$5,143,838.26
Current Period Amortization	$467,622.31
Ending Period Required Amount	$4,676,215.95
Ending Period Amount	$4,676,215.95
Next Distribution Date Required Amount	$4,234,053.80

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	February 2018
Distribution Date	03/15/18
Transaction Month	38
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	8.32%	8.95%	8.95%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.83%	33,762	98.13%	$211,928,862.87
30 - 60 Days	0.93%	318	1.45%	$3,135,104.94
61 - 90 Days	0.20%	70	0.36%	$780,162.87
91-120 Days	0.03%	10	0.06%	$125,834.80
121 + Days	0.00%	1	0.00%	$989.06
Total		34,161		$215,970,954.54

Delinquent Receivables 30+ Days Past Due
Current Period	1.17%	399	1.87%	$4,042,091.67
1st Preceding Collection Period	1.48%	520	2.42%	$5,610,259.16
2nd Preceding Collection Period	1.49%	538	2.39%	$5,978,673.82
3rd Preceding Collection Period	1.41%	519	2.34%	$6,247,643.20
Four-Month Average	1.39%		2.25%

Repossession in Current Period		22		$200,539.50
Repossession Inventory		74		$118,047.44

Current Charge-Offs
Gross Principal of Charge-Offs				$369,096.39
Recoveries				$(299,519.17)
Net Loss				$69,577.22

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.36%

Average Pool Balance for Current Period				$224,086,805.90

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.37%
1st Preceding Collection Period				0.67%
2nd Preceding Collection Period				1.11%
3rd Preceding Collection Period				0.33%
Four-Month Average				0.62%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		40	2,418	$33,681,816.55
Recoveries		38	2,178	$(18,633,263.76)
Net Loss				$15,048,552.79
Cumulative Net Loss as a % of Initial Pool Balance				1.16%

Net Loss for Receivables that have experienced a Net Loss *		30	1,870	$15,118,168.13
Average Net Loss for Receivables that have experienced a Net Loss				$8,084.58

Principal Balance of Extensions				$753,160.61
Number of Extensions				65

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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